CONTRACT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
CONTRACT ASSETS AND LIABILITIES
NOTE 15 – CONTRACT ASSETS AND LIABILITIES
Contract Assets (Deferred Cost)
Contract assets consisted of the following as of (in thousands):
	December 31,
	2022	2021
Deferred sales commissions	$333	$364
Contract liabilities consisted of the following as of (in thousands):
	December 31,
	2022	2021
Deferred retail revenues	$277	$332
Deferred brands revenues	14	118
Contract liabilities	$291	$450
The movement in the contract liabilities during the years ended December 31, 2022 and 2021 comprised the following (in thousands):
	Year ended December 31,
	2022	2021
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$450	$560
Amounts invoiced during the period	18,310	13,512
Less revenue recognized during the period	(18,469)	(13,622)
Contract liabilities at end of the period	$291	$450